OPERATING PROFIT	12 Months Ended
Dec. 31, 2017
GROUP INCOME STATEMENT
OPERATING PROFIT

3 OPERATING PROFIT

Accounting policies

Research and development

Research expenditure is expensed as incurred. Internal development expenditure is only capitalised if the recognition criteria in IAS 38 Intangible Assets have been satisfied. The Group considers that the regulatory, technical and market uncertainties inherent in the development of new products mean that in most cases development costs should not be capitalised as intangible assets until products receive approval from the appropriate regulatory body.

Payments to third parties for research and development projects are accounted for based on the substance of the arrangement. If the arrangement represents outsourced research and development activities the payments are generally expensed except in limited circumstances where the respective development expenditure would be capitalised under the principles established in IAS 38. By contrast, the payments are capitalised if the arrangement represents consideration for the acquisition of intellectual property developed at the risk of the third party.

Capitalised development expenditures are amortised on a straight-line basis over their useful economic lives from product launch.

Advertising costs

Advertising costs are expensed as incurred.

	2017	2016	2015
	$ million	$ million	$ million
Revenue	4,765	4,669	4,634
Cost of goods sold	(1,248)	(1,272)	(1,143)
Gross profit	3,517	3,397	3,491
Research and development expenses	(223)	(230)	(222)
Selling, general and administrative expenses:
Marketing, selling and distribution expenses	(1,781)	(1,712)	(1,735)
Administrative expenses[1,2,3,4]	(579)	(654)	(906)
	(2,360)	(2,366)	(2,641)
Operating profit	934	801	628

1	2017 includes $62m of amortisation of software and other intangible assets (2016: $61m, 2015: $66m).
2

2017 includes $140m of amortisation and impairment of acquisition intangibles (2016: $62m of restructuring and rationalisation expenses and $178m of amortisation and impairment of acquisition intangibles, 2015: $65m of restructuring and rationalisation expenses and $204m of amortisation and impairment of acquisition intangibles).

3	2017 includes $16m credit relating to legal and other items (2016: $30m credit, 2015: $190m charge).
4	2017 includes $10m credit of acquisition-related costs (2016: $9m charge, 2015: $12m charge).

Note that items detailed in 2, 3, 4 are excluded from the calculation of trading profit, the segment profit measure.

Operating profit is stated after charging/(crediting) the following items:

	2017	2016	2015
	$ million	$ million	$ million
Other operating income	(66)	(25)	(41)
Amortisation of intangibles	192	191	219
Impairment of intangible assets	10	48	51
Depreciation of property, plant and equipment	243	224	226
Loss on disposal of property, plant and equipment and intangible assets	13	15	15
Operating lease payments for land and buildings	36	39	37
Operating lease payments for other assets	21	19	20
Advertising costs	102	88	91

In 2017 other operating income primarily relates to a gain relating to patent litigation (2016: insurance recovery relating to metal-on-metal claims, 2015: net gain relating to patent litigation).

3 OPERATING PROFIT continued

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2017	2016	2015
	Notes	$ million	$ million	$ million
Wages and salaries		1,157	1,227	1,193
Social security costs		178	129	135
Pension costs (including retirement healthcare)[1]	18	64	23	58
Share-based payments	23	31	27	30
		1,430	1,406	1,416

1 In 2016, pension costs include the past service cost credit of $49m arising primarily from the closure of the UK defined benefit scheme to future accrual.

During the year ended 31 December 2017, the average number of employees was 16,333 (2016: 15,584, 2015: 14,686).

3.2 Audit Fees – information about the nature and cost of services provided by the auditor

	2017	2016	2015
	$ million	$ million	$ million
Audit services:
Group accounts	2.4	2.0	2.1
Local statutory audit pursuant to legislation	2.0	2.0	2.0
Other services:
Non-audit services	0.1	0.5	0.5
Taxation services:
Compliance services	–	0.1	0.5
Advisory services	–	–	–
Total auditor’s remuneration	4.5	4.6	5.1
Arising:
In the UK	2.5	2.5	2.5
Outside the UK	2.0	2.1	2.6
	4.5	4.6	5.1